STOCK-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

NOTE 13 — STOCK-BASED COMPENSATION

YS Group operates a share-based payment scheme (the “Scheme”) for the purpose of providing incentives and rewards to eligible participants who contribute to the success of YS Group’s operations. Eligible participants of the Scheme include YS Group’s directors, employees and consultants.

The 2010 Share Incentive Plan

On June 21, 2010, YS Group adopted the 2010 Share Incentive Plan (the “Plan”) that has a contractual term of 10 years. The Plan provides for the granting of stock options and other stock-based awards to employees and directors. YS Group’s Board of Directors authorized and reserved for the issuance of up to 10,902,600 ordinary shares under the Plan for the period from 2010 to 2013. Starting from 1 January 2014, the maximum number of shares subject to awards that may be granted during any single calendar year is equal to 1.5% of total issued and outstanding shares as of the first business day of that calendar year.

The stock options granted to employees are accounted for as equity awards and measured at their grant date fair values. Options that vest based on service conditions generally will become vested over a three-year period in equal quarterly instalments of 0.08% each on the last day of every quarter that has elapsed until the options are 100% vested.

On January 1, 2015, an annual grant of 510,000 options, which vest based on performance conditions, were granted to various employees. The annual grant was applicable for calendar years 2015, 2016, 2017, 2018, 2019 and 2020, respectively. The options become vested in equal quarterly instalments based on performance targets established on January 1st of each calendar year from 2015 to 2020. There are no more grants after December 31, 2020 under the 2010 share incentive plan.

For options granted to YS Group’s senior executives, the grantee can exercise vested options after the commencement date of exercise and before the earlier of: 1) its contractual term (i.e. 10 years after each of its vesting date); or 2) 5 years after the grantee terminates their employment if the vested option has not been exercised.

For options granted to the remaining employees, the grantee can exercise vested options after the commencement date of exercise and before the earlier of: 1) its contractual term (i.e. 10 years after each of its vesting date); or 2) 12 months after the grantee terminates their employment if the vested option has not been exercised.

For those awards, evaluations are made as of each reporting period to assess the likelihood of performance criteria being met. Share-based payment expenses are then adjusted to reflect the revision of original estimates.

The exercise prices and exercise periods of the share options outstanding as at the end of each of the Relevant Periods are as follows:

Average exercise
	Number of share	price per share
	options	option
(RMB)
At March 31, 2021	13,013,422	7.3289
Granted during the period	—	—
Forfeited during the period	—	—
Exercised during the period	—	—
Expired during the period	—	—
At March 31, 2022	13,013,422	7.3289
Granted during the period	—	—
Forfeited during the period	—	—
Exercised during the period	—	—
Expired during the period	—	—
At September 30, 2022	13,013,422	7.3289

The exercise prices and exercise periods of the share options outstanding as at the end of the reporting periods are as follows:

Six Months Ended
30 September 2022
Number of
options	Exercise price	Exercise period
	(RMB)
6,133,005	3.4845	2021 – 2031
2,453,049	6.4631	2021 – 2026
4,427,368	13.1344	2021 – 2026
13,013,422

Bonus incentive plan

On January 1, 2015, YS Group launched a bonus incentive program effective for six years from launch date. The bonus incentive program is divided into two six-month periods each calendar year. The bonus incentive program specifies for each monthly tranche in the six-month period an independent performance condition for a stated period of service (i.e., one month). The bonus amount is determined on a monthly basis at month- end by the human resources department based on a reasonably objective performance criteria that serves as a basis for promotion and other compensation decisions. A fixed conversion price is then applied to the employee’s month end bonus to determine the number of ordinary shares to be issued to the employee for each individual month. At the end of each respective six-month period, YS Group finalizes the vested ordinary shares to be issued to the employee.

Based on the above, the employee does not receive a number of ordinary shares with a fair value equal to a predominantly fixed dollar amount on the delivery date. Hence, the ordinary shares granted to employees are accounted for as equity awards. In addition, each monthly tranche should be accounted for as a separate award with its own service inception date, grant-date fair value, and respective requisite service period because the employee’s ability to retain (vest in) the award pertaining to the current month is not dependent on service beyond the current month.

Restricted share units (“RSUs”)

On February 1, 2018, YS Group granted 2,770,000 RSUs to employees under the Plan. The weighted average grant-date fair value of restricted shares units granted was $1.81, which was derived from the fair value of the underlying ordinary shares. 1,620,000 out of the 2,770,000 restricted share units were subject to service conditions vesting in six equal semi-annual instalments over three years or eight equal semi-annual instalments over four years, respectively.

As of September 30, 2022, all the granted options are vested, and there were no unrecognized share-based payment expenses related to unvested restricted shares. The remaining 1,150,000 RSUs will be vested only upon the successful closing of an IPO. Given that this constitutes a performance condition that is not considered probable until the IPO completion date, YS Group will not recognize any compensation expense until an IPO occurs. Upon the IPO completion date, YS Group will immediately recognize expenses associated with these RSUs.

On July 25, 2018, YS Group granted 1,080,000 units of RSUs to three independent directors. Starting from the effective date of August 1, 2018, 120,000 RSUs will be awarded to each of the three directors annually, which shall be vested in equal portion of 30,000 units per three months’ Director services rendered by each director. For each of the new directors, 20,000 units will be vested for the two-month period starting from August 1, 2018, and the remaining are vested on quarterly basis starting from October 1, 2018 to July 31, 2021. The grant-date fair value of the restricted share units was $1.84, which was derived from the fair value of the underlying ordinary shares. As of September 30, 2022, all the granted options are vested and there were no unrecognized share-based payment expenses related to unvested restricted shares.

The 2020 Share Incentive Plan

On December 31, 2020, YS Group’s board of directors adopted the 2020 Share Incentive Plan for the purpose of granting share-based compensation awards to employees, directors and consultants to incentivize their performance and align their interests with YS Group. Pursuant to such plan, YS Group is entitled to grant awards to directors, employees and consultants of YS Group with rights to subscribe for up to 35,000,000 underlying ordinary shares of YS Biopharma. As of the date of this report, (1) 8,373,671 shares as RSU incentive shares were fully vested and issued to the respective directors and employees of YS Group, and (2) 26,626,329 shares are reserved but not issued, among which, options to subscribe for 13,886,187 ordinary shares of YS Biopharma are granted to certain senior management and employees of YS Group but not exercised.

Stock-based compensation expense included in YS Group’s consolidated statements of operations and comprehensive loss is as follows:

	Six Months Ended September 30,
	2021	2022	2022
	(Unaudited)	(Unaudited)	(Unaudited)
Research and development expenses	492,764	(1,015,055)	$(142,970)
General and administrative expenses	2,635,978	929,739	130,953
Total stock-based compensation	3,128,742	(85,316)	$(12,017)

On August 15, 2022, unanimous written resolution of the board of director of YS Group accepted the notice from a former employee, for the surrender of 575,000 of issued shares with US$0.000005 each in YS Group registered in his name.

NOTE 14 — STOCK-BASED COMPENSATION

YS Group operates a share-based payment scheme (the “Scheme”) for the purpose of providing incentives and rewards to eligible participants who contribute to the success of YS Group’s operations. Eligible participants of the Scheme include YS Group’s directors, employees and consultants.

The 2010 Share Incentive Plan

On June 21, 2010, YS Group adopted the 2010 Share Incentive Plan (the “Plan”) that has a contractual term of 10 years. The Plan provides for the granting of stock options and other stock-based awards to employees and directors. YS Group’s Board of Directors authorized and reserved for the issuance of up to 10,902,600 ordinary shares under the Plan for the period from 2010 to 2013. Starting from 1 January 2014, the maximum number of shares subject to awards that may be granted during any single calendar year is equal to 1.5% of total issued and outstanding shares as of the first business day of that calendar year.

The stock options granted to employees are accounted for as equity awards and measured at their grant date fair values. Options that vest based on service conditions generally will become vested over a three-year period in equal quarterly instalments of 0.08% each on the last day of every quarter that has elapsed until the options are 100% vested.

On January 1, 2015, an annual grant of 510,000 options, which vest based on performance conditions, were granted to various employees. The annual grant was applicable for calendar years 2015, 2016, 2017, 2018, 2019 and 2020, respectively. The options become vested in equal quarterly instalments based on performance targets established on January 1st of each calendar year from 2015 to 2020. There are no more grants after December 31, 2020 under the 2010 share incentive plan.

For options granted to YS Group’s senior executives, the grantee can exercise vested options after the commencement date of exercise and before the earlier of: 1) its contractual term (i.e. 10 years after each of its vesting date); or 2) 5 years after the grantee terminates their employment if the vested option has not been exercised.

For options granted to the remaining employees, the grantee can exercise vested options after the commencement date of exercise and before the earlier of: 1) its contractual term (i.e. 10 years after each of its vesting date); or 2) 12 months after the grantee terminates their employment if the vested option has not been exercised.

For those awards, evaluations are made as of each reporting period to assess the likelihood of performance criteria being met. Share-based payment expenses are then adjusted to reflect the revision of original estimates.

The exercise prices and exercise periods of the share options outstanding as at the end of each of the Relevant Periods are as follows:

		Average exercise
	Number of share	price per share
	options	option
		(RMB)
At March 31, 2020	11,223,795	3.8807
Granted during the period	10,254,198	8.4631
Forfeited during the period	(298,117)	6.4631
Exercised during the period	(8,103,671)	—
Expired during the period	(62,783)	6.4631
At March 31, 2021	13,013,422	7.3289
Granted during the period	—	—
Forfeited during the period	—	—
Exercised during the period	—	—
Expired during the period	—	—
At March 31, 2022	13,013,422	7.3289

The exercise prices and exercise periods of the share options outstanding as at the end of the reporting periods are as follows:

Year ended
31 March 2021
Number of
options	Exercise price	Exercise period
	(RMB)
6,133,005	3.4845	2021 – 2031
2,453,049	6.4631	2021 – 2026
4,427,368	13.1344	2021 – 2026
13,013,422

Bonus incentive plan

On January 1, 2015, YS Group launched a bonus incentive program that is effective for six years from launch date. The bonus incentive program is divided into two six-month periods each calendar year. The bonus incentive program specifies for each monthly tranche in the six-month period an independent performance condition for a stated period of service (i.e., one month). The bonus amount is determined on a monthly basis at month-end by the human resources department based on a reasonably objective performance criteria that serves as a basis for promotion and other compensation decisions. A fixed conversion price is then applied to the employee’s month end bonus to determine the number of ordinary shares to be issued to the employee for each individual month. At the end of each respective six-month period, YS Group finalizes the vested ordinary shares to be issued to the employee.

Based on the above, the employee does not receive a number of ordinary shares with a fair value equal to a predominantly fixed dollar amount on the delivery date. Hence, the ordinary shares granted to employees are accounted for as equity awards. In addition, each monthly tranche should be accounted for as a separate award with its own service inception date, grant-date fair value, and respective requisite service period because the employee’s ability to retain (vest in) the award pertaining to the current month is not dependent on service beyond the current month.

Restricted share units (“RSU”)

On February 1, 2018, YS Group granted 2,770,000 restricted share units to employees under the Plan. The weighted average grant-date fair value of restricted shares units granted was US$1.81, which was derived from the fair value of the underlying ordinary shares. 1,620,000 out of the 2,770,000 restricted share units were subject to service conditions vesting in six equal semi-annual instalments over three years or eight equal semi-annual instalments over four years, respectively. As of March 31, 2022, all the granted options are vested, and there were no unrecognized share-based payment expenses related to unvested restricted shares. The remaining 1,150,000 restricted share units will be vested only upon the successful closing of an IPO. Given that this constitutes a performance condition that is not considered probable until the IPO completion date, YS Group will not recognize any compensation expense until an IPO occurs. Upon the IPO completion date, YS Group will immediately recognize expenses associated with these restricted share units.

On July 25, 2018, YS Group granted 1,080,000 units of restricted share units to three independent directors. Starting from the effective date of August 1, 2018, 120,000 RSUs will be awarded to each of the three directors annually, which shall be vested in equal portion of 30,000 units per three months’ Director services rendered by each director. For each of the new directors, 20,000 units will be vested for the two-month period starting from August 1, 2018, and the remaining are vested on quarterly basis starting from October 1, 2018 to July 31, 2021. The grant-date fair value of the restricted share units was US$1.84, which was derived from the fair value of the underlying ordinary shares. As of March 31, 2022, all the granted options are vested and there were no unrecognized share-based payment expenses related to unvested restricted shares.

The 2020 Share Incentive Plan

On December 31, 2020, YS Group’s board of directors adopted the 2020 Share Incentive Plan for the purpose of granting share-based compensation awards to employees, directors and consultants to incentivize their performance and align their interests with YS Group. Pursuant to such plan, YS Group is entitled to grant awards to directors, employees and consultants of YS Group with rights to subscribe for up to 35,000,000 underlying ordinary shares of YS Biopharma. As of the date of this report, (1) 8,373,671 shares as RSU incentive shares were fully vested and issued to the respective directors and employees of YS Group, and (2) 26,626,329 shares are reserved but not issued, among which, options to subscribe for 13,886,187 ordinary shares of YS Biopharma are granted to certain senior management and employees of YS Group but not exercised.

Stock-based compensation expense included in YS Group’s consolidated statements of operations and comprehensive loss is as follows:

	For the Fiscal Years Ended March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
Research and development expenses	4,200,464	975,171	$153,614
General and administrative expenses	72,501,943	6,789,277	1,069,481
Selling expenses	54,093	—	—
Total stock-based compensation	76,756,500	7,764,448	$1,223,094